DERIVATIVE FINANCIAL INSTRUMENTS Income Statement Tables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Not Designated as Hedging Instrument | Other Contract | Other Income (Expense) Net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net	$ 0.9	$ (3.4)	$ 0.5
Designated as Hedging Instrument | Other Comprehensive Income (Loss) | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(4.7)	3.0	(3.4)
Designated as Hedging Instrument | Foreign Exchange Contract | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	1.0	2.2	(0.8)
Designated as Hedging Instrument | Foreign Exchange Contract | Other Comprehensive Income (Loss) | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(4.5)	2.8	(3.4)
Designated as Hedging Instrument | Foreign Exchange Contract | Cost of Sales | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(2.0)	1.6	2.5
Designated as Hedging Instrument | Foreign Exchange Contract | Other Income (Expense) Net | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	0.0	(0.1)	0.5
Designated as Hedging Instrument | Interest Rate Swap | Other Comprehensive Income (Loss) | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(0.2)	0.2	0.0
Interest Rate Swap | Designated as Hedging Instrument | Foreign Exchange Contract | Cost of Sales | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	$ 1.0	$ 2.3	$ (1.3)